Loans, allowance for loan losses and credit quality (Details) SFr in Millions	3 Months Ended
	Jun. 30, 2015 CHF (SFr) BusinessDivision portfolio	Mar. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Jun. 30, 2014 CHF (SFr)	Mar. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Loans
Number of portfolio segments | portfolio	2
Number of Business Divisions | BusinessDivision	2
Gross loans	SFr 271,020	SFr 271,661	SFr 273,421	SFr 255,472
of which held at amortized cost	251,242	249,747	250,508	235,575
of which held at fair value	19,778	21,914	22,913	19,897
Net (unearned income)/deferred expenses	(127)	(120)	(112)	(119)
allowance for loan losses	(722)	(767)	(758)	(821)	SFr (866)	SFr (869)
Net loans	270,171	270,774	272,551	254,532
Impaired loan portfolio
Non-performing loans	717	701	753	851
Non-interest-earning loans	224	275	279	286
Total non-performing and non-interest-earning loans	941	976	1,032	1,137
Restructured loans	253	243	171	83
Potential problem loans	376	204	187	252
Total other impaired loans	629	447	358	335
Gross impaired loans	1,570	1,423	1,390	1,472
Foreign
Loans
Gross loans	114,996	114,941	117,654	99,095
Switzerland
Loans
Gross loans	156,024	156,720	155,767	156,377
Corporate and institutional
Loans
Gross loans	127,294	129,160	130,478	117,237
of which held at amortized cost	107,531	107,264	107,582	97,352
allowance for loan losses	(515)	(522)	(507)	(561)	(603)	(602)
Impaired loan portfolio
Non-performing loans	317		328
Non-interest-earning loans	148		168
Total non-performing and non-interest-earning loans	465		496
Restructured loans	249		167
Potential problem loans	206		145
Total other impaired loans	455		312
Gross impaired loans	920		808
Real estate
Loans
Gross loans	28,446	29,254	29,198	27,268
of which held at amortized cost	27,658		28,175
Impaired loan portfolio
Non-performing loans	43		50
Non-interest-earning loans	19		16
Total non-performing and non-interest-earning loans	62		66
Restructured loans	0		0
Potential problem loans	4		9
Total other impaired loans	4		9
Gross impaired loans	66		75
Commercial and industrial loans
Loans
Gross loans	75,750	75,082	75,046	65,734
of which held at amortized cost	64,659		63,376
Impaired loan portfolio
Non-performing loans	216		190
Non-interest-earning loans	89		116
Total non-performing and non-interest-earning loans	305		306
Restructured loans	221		167
Potential problem loans	197		133
Total other impaired loans	418		300
Gross impaired loans	723		606
Financial institutions
Loans
Gross loans	19,705	20,929	22,343	21,058
of which held at amortized cost	13,978		14,623
Impaired loan portfolio
Non-performing loans	58		88
Non-interest-earning loans	40		36
Total non-performing and non-interest-earning loans	98		124
Restructured loans	28		0
Potential problem loans	5		3
Total other impaired loans	33		3
Gross impaired loans	131		127
Governments and public institutions
Loans
Gross loans	3,393	3,895	3,891	3,177
of which held at amortized cost	1,236		1,408
Consumer
Loans
Gross loans	143,726	142,501	142,943	138,235
of which held at amortized cost	143,711	142,483	142,926	138,223
allowance for loan losses	(207)	(245)	(251)	(260)	SFr (263)	SFr (267)
Impaired loan portfolio
Non-performing loans	400		425
Non-interest-earning loans	76		111
Total non-performing and non-interest-earning loans	476		536
Restructured loans	4		4
Potential problem loans	170		42
Total other impaired loans	174		46
Gross impaired loans	650		582
Mortgages
Loans
Gross loans	100,307	98,901	98,802	96,915
of which held at amortized cost	100,307		98,802
Impaired loan portfolio
Non-performing loans	168		189
Non-interest-earning loans	27		19
Total non-performing and non-interest-earning loans	195		208
Restructured loans	4		4
Potential problem loans	48		39
Total other impaired loans	52		43
Gross impaired loans	247		251
Loans collateralized by securities
Loans
Gross loans	39,300	39,120	39,818	35,882
of which held at amortized cost	39,300		39,818
Impaired loan portfolio
Non-performing loans	23		11
Non-interest-earning loans	27		75
Total non-performing and non-interest-earning loans	50		86
Restructured loans	0		0
Potential problem loans	121		2
Total other impaired loans	121		2
Gross impaired loans	171		88
Consumer finance
Loans
Gross loans	4,119	SFr 4,480	4,323	SFr 5,438
of which held at amortized cost	4,104		4,306
Impaired loan portfolio
Non-performing loans	209		225
Non-interest-earning loans	22		17
Total non-performing and non-interest-earning loans	231		242
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	232		243
Bank
Loans
Net loans	SFr 253,094		SFr 255,928